Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

March 6, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Paragon Separate Account B

     File No. 811-07534

Ladies and Gentlemen:

The Annual Reports dated December 31, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account B of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Periodic Report for certain series of American Funds Insurance Series® is incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Report for certain series of Brighthouse Funds Trust I is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Report for certain series of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Report for certain portfolios of Deutsche DWS Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257;

The Periodic Report for certain portfolios of Deutsche DWS Variable Series II is incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund IV is incorporated by reference as filed on Form N-CSR, CIK No. 0000720318, File No. 811-03759;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund V is incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361;

The Periodic Report for certain series of MFS® Variable Insurance Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Periodic Report for certain portfolios of MFS® Variable Insurance Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732;

The Periodic Report for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607;

The Periodic Report for certain series of Putnam Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346;

The Periodic Report for certain portfolios of T. Rowe Price Equity Series, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143; and

The Periodic Report for certain portfolios of T. Rowe Price Fixed Income Series, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.

Assistant General Counsel

Metropolitan Life Insurance Company